Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities - Additional Information (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments
Investment exposure	$ 760.8	$ 774.0
Unrealized gains	196.3	114.5
States, municipalities and political subdivisions
Investments
Investment exposure	13.0	13.0
Unrealized gains	$ 1.9	0.9
Individual U. S. states | Investment portfolio | States, municipalities and political subdivisions | Credit concentration
Investments
Concentration percentage	0.60%
Individual U. S. states | Investment portfolio | States, municipalities and political subdivisions | Credit concentration | Revenue bonds
Investments
Concentration percentage	82.00%
Europe | Corporate fixed maturity and equity securities | Credit concentration
Investments
Investment exposure	$ 69.7	17.0
Europe | Investment portfolio | Corporate fixed maturity and equity securities | Credit concentration
Investments
Unrealized gains	$ 67.8	$ 8.0
Europe | Investment portfolio | Corporate fixed maturity and equity securities, finance sector | Credit concentration
Investments
Concentration percentage	26.00%	23.00%
United Kingdom | Investment portfolio | Corporate fixed maturity and equity securities | Credit concentration
Investments
Concentration percentage	4.00%	4.00%